Commitments and Contingencies (Schedule of Future Minimum Lease Payments under Noncancelable Operatng Leases) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2016	$ 19.1
2017	16.6
2018	15.3
2019	14.1
2020	9.2
Thereafter	23.8
Operating Leases, Future Minimum Payments Due	98.1
Rent expense	$ 37.4	$ 41.8	$ 16.4